Exhibit 99.47

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	6164271	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0113	2025-11-04 15:08	2025-11-05 09:30	Resolved	1 - Information	C	A	Credit	Eligibility	Property/Appraisal General (Credit)	Resolved--Documentation provided showing listing was removed and expired. - Due Diligence Vendor-11/05/2025
Ready for Review-Document Uploaded. condition not valid -w e have proof the property was no longer listed on the market and the XXX listing showing it expired so the property was removed from the market BEFORE application date - also proof in writing from the borrower why property was originally listed and now being held --- see attached docs were in file already - Seller-11/04/2025
																						Open-Missing documentation to verify that the subject property was taken off the market on or before application date (no initial 1003 provided). The borrower or guarantor must also confirm in writing the reason for the prior listing. - Due Diligence Vendor-11/04/2025	Ready for Review-Document Uploaded. condition not valid -w e have proof the property was no longer listed on the market and the XXXX listing showing it expired so the property was removed from the market BEFORE application date - also proof in writing from the borrower why property was originally listed and now being held --- see attached docs were in file already - Seller-11/04/2025	Resolved--Documentation provided showing listing was removed and expired. - Due Diligence Vendor-11/05/2025	Months Reserves exceed minimum required - Borrower has 4.12 months reserves. Guidelines require 3 months reserves. Credit history exceeds minimum required - Credit History = 164 Months Minimum Credit History = 24 Months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	6122739
XXXX	6164271	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0104	2025-11-04 10:19	2025-11-05 09:28	Resolved	1 - Information	C	A	Credit	Eligibility	Prepayment Penalty is not allowed	Resolved--Investor PPP matrix provided confirming PPP is acceptable. - Due Diligence Vendor-11/05/2025 Ready for Review-Document Uploaded. this finding is not correct - state of XX allows for PPP - see PPP matrix from investor - please remove/waive condition as this is not valid. - Seller-11/04/2025 Open-Prepayment Penalty is not allowed. Amount of prepay is equal to 5%. However, guidelines require 5%, 4%, 3% stepdown fee structure - Due Diligence Vendor-11/04/2025	Ready for Review-Document Uploaded. this finding is not correct - state of XX allows for PPP - see PPP matrix from investor - please remove/waive condition as this is not valid. - Seller-11/04/2025	Resolved--Investor PPP matrix provided confirming PPP is acceptable. - Due Diligence Vendor-11/05/2025	Months Reserves exceed minimum required - Borrower has 4.12 months reserves. Guidelines require 3 months reserves. Credit history exceeds minimum required - Credit History = 164 Months Minimum Credit History = 24 Months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	6113939
XXXX	6399668	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	6399687	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	6399684	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other